Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
14.	Employee Benefit Plans

The Company maintains the Capital Bank 401(k) Plan that covers all employees who are qualified as to age. An employee may contribute from 1% to 90% of eligible pretax salary subject to limitation under the Internal Revenue Code. The Company may make discretionary contributions to employees’ accounts on an annual basis to employees who are employed as of December 31. The amount of the match is determined annually by the Board of Directors and is subject to change. All employee and discretionary matching contributions are 100% vested. Discretionary matching contributions expensed for the years ended December 31, 2012, 2011 and 2010 were $437, $288 and $83, respectively. During 2012 the TIB, CBKN and GRNB plans were merged into the Company’s plan.

Prior to their acquisition by the Company, CBKN, GRNB, SCMF and TIBB maintained certain benefit plans for the benefit of their respective employees and directors. Upon acquisition of the companies, the Company assumed the accrued liabilities associated with these plans. The amounts accrued for deferred compensation under these plans totaled $7,544 and $6,490 as of December 31, 2012 and 2011, respectively. The amounts expensed related to the vested benefits were $468, $299 and $9 for 2012, 2011 and 2010, respectively. The plans have been terminated and no deferrals were made in 2012 or 2011.

The Company owns life insurance policies which were purchased on several employees and directors covered by salary continuation agreements and director deferred agreements. Cash value income (net of related insurance premium expense) related to these policies totaled $929, $609 and $104 during 2012, 2011 and 2010, respectively.

Defined benefit pension plan

The Company also has a non-contributory defined benefit pension plan which was acquired from Southern Community, covering substantially all employees of an acquired bank, The Community Bank. This plan was assumed as part of the purchase of The Community Bank in January 2004. Benefits under the plan are based on length of service and qualifying compensation during the final years of employment. Contributions to the plan are based upon the projected unit credit actuarial funding method to comply with the funding requirements of the Employee Retirement Income Security Act. The plan was frozen effective May 1, 2004. No contribution was required for the year ended December 31, 2012. The changes in benefit obligations and plan assets, as well as the funded status, actuarial assumptions and components of net periodic pension cost of the plan at December 31, 2012 were:

2012
Change in benefit obligation

October 1, 2012	$1,256
Actuarial loss	47
Service cost	—
Interest cost	14
Settlement	—
Benefits paid	(15)
End of year—benefit obligations	$1,302

Change in fair value of plan assets

October 1, 2012	$990
Benefits paid	(15)
Return on assets	8
End of year—fair value	$983

Amounts recognized in the consolidated statement of financial condition consist of:
Noncurrent asset	$—
Noncurrent liability	319
Funded status	$(319)

Because the total unrecognized net gain or loss exceeds the greater of 10 percent of the projected benefit obligation or 10 percent of the pension plan assets, the excess will be amortized over the average expected future working life of active plan participants. As of January 1, 2012, the average expected future working life of active plan participants was 11.5 years.

Actuarial assumptions used in accounting for net periodic pension cost were:

2012
Weighted average discount rate	4.00%
Weighted average rate of increase in compensation level	N/A
Weighted average expected long-term rate of return on plan assets	7.50%

Components of net periodic pension cost (benefit)

Service cost	$—
Interest cost	14
Expected return on plan assets	(18)
Loss	—
Amortization of prior service cost	—
Amortization of net (gain) loss	10
Net periodic pension cost (benefit)	$6

The measurement date used for the plan was December 31, 2012. As of that date, the pension plan had a funded status with the fair value of plan assets of $983 compared to an accumulated projected benefit obligation of $1,302. The actual minimum required contribution for the 2013 plan year has not yet been determined, but no employer contribution is expected to be made during 2013.

The overall expected long-term rate of return on assets assumption is based on: (1) the target asset allocation for plan assets, (2) long-term capital markets forecasts for asset classes employed and (3) active management excess return expectations to the extent asset classes are actively managed.

Plan assets are invested using allocation guidelines as established by the Plan. The primary objective is to provide long-term capital appreciation through investments in equities and fixed income securities. These guidelines ensure risk control by maintaining minimum and maximum exposure in equity and fixed income/cash equivalents portfolios. The minimum equity and fixed income/cash equivalents investment exposure is 35% and 25%, respectively. The maximum equity and fixed income/cash equivalents investment exposure is 75% and 65%, respectively. The current asset allocation is 63% equity securities and 37% fixed income securities/cash equivalents, which meets the criteria established by the Plan.

The fair values and allocations of pension plan assets at December 31, 2012 are as follows:

	Market Value	Percent of Plan Assets
	(Amounts in thousands)
Cash and equivalents	$10	1%
Fixed income:
Bond funds	$355	36%
Equity securities:
Mutual funds	618	63%
Total	$983	100%

All plan assets, except the money market account, are traded on the open market. At December 31, 2012 market values were determined using quoted prices and current shares owned. Bond funds currently held in the plan include long-duration and high yield bond funds and emerging market debt funds. Equity securities include large, medium and small sized companies and equity securities of foreign companies. The value of all assets are considered level 1 within the fair value hierarchy as they are valued with quoted prices for identical assets. The highest percentage of any one investment at year end 2012 was 11% which does not represent a concentration of risk.

Allowable investment types include both US and international equity and fixed income funds. The equity component is composed of common stocks, convertible notes and bonds, convertible preferred stocks and ADRs of non-US companies as well as various mutual funds, including government and corporate bonds, large to mid-cap value, growth and world/international equity funds and index funds. The fixed income/cash equivalents component is composed of money market funds, commercial paper, certificates of deposit, US Government and agency securities, corporate notes and bonds, preferred stock and fixed income securities of foreign governments and corporations.

The plan’s weighted-average asset allocations at December 31, 2012, by asset category are as follows.

U.S. equity	53%
International blend	10
Fixed income and cash equivalents	37

Estimated future benefits payments are shown below (in thousands):

Year	Pension Benefits
2013	$46
2014	56
2015	56
2016	56
2017	56
2018 - 2022	$337